UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6294

        Nuveen California Select Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            8/31

Date of reporting period:         5/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Select Quality Municipal Fund, Inc. (NVC)
	May 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 6.7% (4.3% of Total Investments)
$ 1,270	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$1,237,539
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
4,625	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	4,812,590
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
22,915	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	17,362,007
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37

28,810	Total Consumer Staples			23,412,136

	Education and Civic Organizations – 1.2% (0.8% of Total Investments)
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	299,761
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
200	5.000%, 11/01/21	11/15 at 100.00	A2	209,288
270	5.000%, 11/01/25	11/15 at 100.00	A2	280,800
1,595	California Infrastructure Economic Development Bank, Revenue Bonds, Claremont University	10/12 at 100.00	Aa3	1,656,647
	Consortium, Series 2003, 5.125%, 10/01/24
1,740	California Infrastructure Economic Development Bond Bank, Revenue Bonds, Scripps Research	7/15 at 100.00	Aa3	1,809,704
	Institute, Series 2005A, 5.000%, 7/01/24

4,095	Total Education and Civic Organizations			4,256,200

	Health Care – 11.1% (7.1% of Total Investments)
1,750	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	4/12 at 100.00	A	1,838,708
	Bonds, Sansum-Santa Barbara Medical Foundation Clinic, Series 2002A, 5.500%, 4/01/21
545	California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding	7/07 at 100.00	AAA	545,218
	Bonds, Catholic Healthcare West, Series 1994A, 4.750%, 7/01/19 – MBIA Insured
2,040	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A2	2,075,129
	Series 2005, 5.000%, 11/15/34
11,760	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	12,295,550
	5.250%, 11/15/46
10,110	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	10,230,713
	Series 2006, 5.000%, 3/01/41
3,140	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	3,271,974
	Series 2001C, 5.250%, 8/01/31
1,355	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	AAA	1,459,647
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
6,000	Madera County, California, Certificates of Participation, Valley Children’s Hospital Project,	9/07 at 100.00	AAA	6,031,080
	Series 1995, 5.750%, 3/15/28 – MBIA Insured
1,050	Stockton, California, Health Facility Revenue Bonds, Dameron Hospital Association, Series	12/07 at 102.00	BBB+	1,077,395
	1997A, 5.450%, 12/01/10

37,750	Total Health Care			38,825,414

	Housing/Multifamily – 1.8% (1.2% of Total Investments)
1,000	Independent Cities Lease Finance Authority, California, Revenue Bonds, Morgan Hill, Hacienda	11/14 at 100.00	N/R	1,056,140
	Valley Mobile Home Park, Series 2004A, 5.950%, 11/15/39
4,750	Montclair Redevelopment Agency, California, Revenue Bonds, Monterey Manor Mobile Home Estates	12/10 at 102.00	N/R	5,166,480
	Project, Series 2000, 6.400%, 12/15/30

5,750	Total Housing/Multifamily			6,222,620

	Housing/Single Family – 0.4% (0.3% of Total Investments)
860	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	AAA	914,051
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
90	California Housing Finance Agency, Single Family Mortgage Bonds, Mezzanine Series 1995B-2,	10/07 at 100.00	AAA	90,832
	6.250%, 8/01/14 – AMBAC Insured (Alternative Minimum Tax)
85	California Housing Finance Agency, Single Family Mortgage Bonds, Senior Series 1995A-2,	11/07 at 100.00	AAA	85,821
	6.350%, 8/01/15 (Alternative Minimum Tax)
570	California Housing Finance Agency, Single Family Mortgage Bonds, Senior Series 1995B-2,	10/07 at 100.00	AAA	575,267
	6.250%, 2/01/18 (Alternative Minimum Tax)

1,605	Total Housing/Single Family			1,665,971

	Industrials – 2.1% (1.4% of Total Investments)
5,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	No Opt. Call	BBB+	5,259,750
	Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)
2,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	2,033,640
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

7,000	Total Industrials			7,293,390

	Tax Obligation/General – 23.4% (15.0% of Total Investments)
	California, General Obligation Bonds, Series 2003:
3,750	5.250%, 11/01/19 – RAAI Insured	11/13 at 100.00	AA	4,001,925
5,000	5.250%, 2/01/22	8/13 at 100.00	A+	5,311,600
1,000	5.250%, 2/01/22 – CIFG Insured	8/13 at 100.00	AAA	1,062,040
	California, General Obligation Bonds, Series 2004:
3,800	5.000%, 2/01/21	2/14 at 100.00	A+	3,985,098
1,850	5.200%, 4/01/26	4/14 at 100.00	A+	1,962,980
4,700	California, Various Purpose General Obligation Bonds, Series 2000, 5.625%, 5/01/22 –	5/10 at 101.00	AAA	4,963,294
	FGIC Insured
3,850	Coachella Valley Unified School District, Riverside County, California, General Obligation	8/15 at 100.00	AAA	4,040,498
	Bonds, Series 2005A, 5.000%, 8/01/30 – FGIC Insured
	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds,
	Series 2004:
1,470	5.250%, 5/01/19 – MBIA Insured	5/14 at 100.00	AAA	1,586,468
1,040	5.250%, 5/01/20 – MBIA Insured	5/14 at 100.00	AAA	1,119,144
1,520	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series	8/13 at 100.00	AAA	1,587,898
	2004, 5.000%, 8/01/23 – FGIC Insured
4,000	Long Beach Community College District, California, General Obligation Bonds, Series 2005B,	5/15 at 100.00	AAA	4,192,880
	5.000%, 5/01/30 – FGIC Insured
	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006B:
825	4.750%, 7/01/24 – FGIC Insured (UB)	7/16 at 100.00	AAA	852,332
5,575	4.750%, 7/01/25 – FGIC Insured (UB)	7/16 at 100.00	AAA	5,751,226
10,060	Los Angeles, California, General Obligation Bonds, Series 2001A, 5.000%, 9/01/20	9/11 at 100.00	AA	10,466,927
	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,
	General Obligation Bonds, Series 2006C:
2,710	5.000%, 8/01/25 – FSA Insured	8/14 at 102.00	AAA	2,862,817
3,875	5.000%, 8/01/26 – FSA Insured	8/14 at 102.00	AAA	4,090,528
6,000	North Orange County Community College District, California, General Obligation Bonds, Series	No Opt. Call	AAA	2,393,220
	2003B, 0.000%, 8/01/27 – FGIC Insured
2,200	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series	8/08 at 101.00	AAA	2,254,384
	2001, 5.125%, 8/01/21 – FSA Insured
5,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 –	No Opt. Call	AAA	5,678,700
	MBIA Insured
585	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AAA	615,180
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
4,622	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/16 at 101.00	AAA	4,612,248
	Series 2006F-1, 4.500%, 7/01/29 – FSA Insured (UB)
1,500	Southwestern Community College District, San Diego County, California, General Obligation	8/15 at 102.00	AAA	1,601,895
	Bonds, Series 2005, 5.000%, 8/01/25 – MBIA Insured
1,000	Vista Unified School District, San Diego County, California, General Obligation Bonds, Series	8/12 at 100.00	AAA	1,041,000
	2002A, 5.000%, 8/01/23 – FSA Insured
3,760	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	3,914,160
	Bonds, Series 2003B, 5.000%, 8/01/22 – FSA Insured
2,000	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	2,082,000
	Bonds, Series 2003C, 5.000%, 8/01/22 – FGIC Insured

81,692	Total Tax Obligation/General			82,030,442

	Tax Obligation/Limited – 29.6% (19.0% of Total Investments)
2,870	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	10/13 at 100.00	AA	3,068,001
	Series 2003, 5.500%, 10/01/23 – RAAI Insured
3,765	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	12/12 at 100.00	AAA	4,028,061
	Capital East End Project, Series 2002A, 5.250%, 12/01/16 – AMBAC Insured
	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,
	Coalinga State Hospital, Series 2004A:
4,000	5.500%, 6/01/21	6/14 at 100.00	A	4,361,920
2,000	5.500%, 6/01/23	6/14 at 100.00	A	2,182,240
3,625	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA+	3,866,135
730	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AAA	767,975
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
2,175	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	AAA	2,288,013
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured (UB)
1,000	Coachella Valley Unified School District, Riverside County, California, Certificates of	9/16 at 100.00	Aaa	1,043,970
	Participation, Series 2007, 5.000%, 9/01/36 – AMBAC Insured
3,000	Coronado Community Development Agency, California, Tax Allocation Bonds, Community Development	9/15 at 100.00	AAA	3,130,590
	Project, Series 2005, 5.000%, 9/01/30 – AMBAC Insured
1,030	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	10/14 at 100.00	AAA	1,080,625
	Bonds, School Facilities Improvement District 2, Series 2004B, 5.000%, 10/01/25 – FSA Insured
1,785	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	AAA	1,908,254
	Series 2006, 5.250%, 9/01/36 – XLCA Insured
435	Indian Wells Redevelopment Agency, California, Tax Allocation Bonds, Consolidated Whitewater	9/13 at 100.00	AAA	455,997
	Project Area, Series 2003A, 5.000%, 9/01/20 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
350	5.000%, 9/01/26	9/16 at 100.00	N/R	351,390
805	5.125%, 9/01/36	9/16 at 100.00	N/R	813,799
3,000	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1,	9/11 at 102.00	AAA	3,148,200
	Series 2001, 5.000%, 9/01/21 – AMBAC Insured
3,510	Long Beach Bond Financing Authority, California, Lease Revenue and Refunding Bonds, Civic	10/07 at 102.00	AAA	3,580,972
	Center Project, Series 1997A, 5.000%, 10/01/27 – MBIA Insured
4,315	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	Aaa	4,484,623
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
16,500	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second	7/08 at 101.00	AAA	16,826,204
	Senior Lien Sales Tax Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 – AMBAC Insured
2,580	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	AAA	2,783,046
	District Redevelopment Project, Series 2003, 5.500%, 9/01/18 – FGIC Insured
3,605	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State	4/08 at 101.00	AAA	3,669,097
	Office Building, Series 1998A, 5.000%, 4/01/23 – AMBAC Insured
2,280	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/11 at 101.00	AAA	2,414,338
	Series 2001, 5.250%, 8/01/18 – AMBAC Insured
1,000	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera	8/12 at 101.00	N/R	1,057,860
	Ranch, Series 2004A, 5.500%, 8/15/24
1,120	Panama-Buena Vista Union School District, California, Certificates of Participation, School	9/16 at 100.00	AAA	1,181,432
	Construction Project, Series 2006, 5.000%, 9/01/23 – MBIA Insured
6,000	Petaluma Community Development Commission, California, Tax Allocation Bonds, Merged Project	5/17 at 100.00	AAA	5,861,580
	Area, Series 2007, 4.500%, 5/01/39 – AMBAC Insured
8,750	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	AAA	4,221,263
	Development Project, Series 1999, 0.000%, 8/01/23 – AMBAC Insured
2,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	No Opt. Call	AAA	2,436,280
	6.000%, 8/01/26 – AGC Insured
635	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	659,517
	2005A, 5.000%, 9/01/35 – XLCA Insured
115	Riverside Public Financing Authority, California, Revenue Bonds, Multiple Project Loans,	8/07 at 100.00	N/R	115,622
	Series 1991A, 8.000%, 2/01/18
1,680	Riverside Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Project	8/13 at 100.00	AAA	1,776,264
	Areas, Series 2003, 5.250%, 8/01/23 – MBIA Insured
820	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AAA	851,431
	8/01/25 – AMBAC Insured
2,200	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/11 at 100.00	AAA	2,285,514
	Project, Series 2001F, 5.000%, 9/01/20 – MBIA Insured
4,625	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,	6/13 at 100.00	AAA	4,899,910
	Series 2003, 5.000%, 6/01/17 – MBIA Insured
6,870	Vernon Redevelopment Agency, California, Tax Allocation Bonds, Industrial Redevelopment	9/15 at 100.00	AAA	7,149,746
	Project, Series 2005, 5.000%, 9/01/35 – MBIA Insured
5,000	West Hollywood, California, Refunding Certificates of Participation, Series 1998, 5.000%,	2/08 at 102.00	AAA	5,123,750
	2/01/25 – MBIA Insured

104,175	Total Tax Obligation/Limited			103,873,619

	Transportation – 17.5% (11.2% of Total Investments)
2,210	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	2,320,080
	2006, 5.000%, 4/01/31
8,300	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/10 at 100.00	AAA	8,481,023
	1995A, 5.000%, 1/01/35 – MBIA Insured
10,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	9,766,470
	Bonds, Series 1999, 0.000%, 1/15/29
2,000	Orange County Transportation Authority, California, Toll Road Revenue Bonds, 91 Express Lanes	8/13 at 100.00	AAA	2,100,420
	Project, Series 2003A, 5.000%, 8/15/20 – AMBAC Insured
8,000	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	5/10 at 100.00	AAA	8,384,880
	(Alternative Minimum Tax)
20,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/10 at 101.00	AAA	21,117,798
	Airport, Second Series 2000, Issue 25, 5.750%, 5/01/30 – FSA Insured (Alternative Minimum Tax)
5,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/11 at 100.00	AAA	5,223,400
	International Airport, Second Series 2001, Issue 27B, 5.250%, 5/01/18 – FGIC Insured
3,665	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/12 at 100.00	AAA	3,822,632
	International Airport, Second Series 2002, Issue 28A, 5.250%, 5/01/18 – MBIA Insured
	(Alternative Minimum Tax)

59,675	Total Transportation			61,216,703

	U.S. Guaranteed – 42.1% (27.1% of Total Investments) (4)
3,740	Antelope Valley Community College District, Los Angeles County, California, General Obligation	8/15 at 100.00	AAA	4,031,421
	Bonds, Series 2005A, 5.000%, 8/01/29 (Pre-refunded 8/01/15) – MBIA Insured
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
2,500	5.375%, 5/01/17 (Pre-refunded 5/01/12) – XLCA Insured	5/12 at 101.00	AAA	2,698,675
9,750	5.125%, 5/01/18 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	10,416,413
13,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	N/R (4)	13,895,439
	Series 1999A, 6.125%, 12/01/30 (Pre-refunded 12/01/09)
3,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, North	7/07 at 100.00	Aaa	3,358,410
	County Recycling Center, Series 1991A, 6.750%, 7/01/17 (ETM)
	California Statewide Community Development Authority, Certificates of Participation, Catholic
	Healthcare West, Series 1999:
4,495	6.500%, 7/01/20 (Pre-refunded 7/01/10)	7/10 at 101.00	A (4)	4,886,874
1,845	6.500%, 7/01/20 (Pre-refunded 7/01/10)	7/10 at 101.00	A (4)	2,000,792
10,000	California, Various Purpose General Obligation Bonds, Series 2000, 5.750%, 3/01/27	3/10 at 101.00	AAA	10,603,600
	(Pre-refunded 3/01/10) – MBIA Insured
1,165	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	No Opt. Call	AAA	1,227,129
	Bonds, Series 1989, 7.700%, 11/01/09 (Alternative Minimum Tax) (ETM)
5,515	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series	8/09 at 102.00	AAA	5,737,530
	2001E, 5.000%, 8/01/25 – FGIC Insured (ETM)
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2003B:
2,000	5.625%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	2,186,900
2,500	5.625%, 6/01/38 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	2,733,625
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	3,454,350
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
970	Indian Wells Redevelopment Agency, California, Tax Allocation Bonds, Consolidated Whitewater	9/13 at 100.00	Aaa	1,033,884
	Project Area, Series 2003A, 5.000%, 9/01/20 (Pre-refunded 9/01/13) – AMBAC Insured
3,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second	7/10 at 101.00	AAA	3,159,690
	Senior Lien Sales Tax Revenue Bonds, Series 2000A, 5.250%, 7/01/25 (Pre-refunded 7/01/10) –
	FGIC Insured
4,220	Los Angeles Unified School District, California, General Obligation Bonds, Series 1998B,	7/08 at 101.00	AAA	4,326,091
	5.000%, 7/01/23 (Pre-refunded 7/01/08) – FGIC Insured
6,030	Los Angeles Unified School District, California, General Obligation Bonds, Series 2000D,	7/10 at 100.00	AAA	6,318,897
	5.375%, 7/01/25 (Pre-refunded 7/01/10) – FGIC Insured
2,650	Los Angeles, California, Wastewater System Revenue Bonds, Series 1998A, 5.000%, 6/01/28	6/08 at 101.00	AAA	2,713,680
	(Pre-refunded 6/01/08) – FGIC Insured
	Monterey County, California, Certificates of Participation, Master Plan Financing, Series 2001:
2,075	5.000%, 8/01/19 (Pre-refunded 8/01/11) – MBIA Insured	8/11 at 100.00	Aaa	2,170,990
3,000	5.000%, 8/01/26 (Pre-refunded 8/01/11) – MBIA Insured	8/11 at 100.00	Aaa	3,138,780
2,270	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation	8/13 at 100.00	AAA	2,417,732
	Bonds, Series 2003A, 5.000%, 8/01/20 (Pre-refunded 8/01/13) – FSA Insured
10,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 6.000%,	7/10 at 101.00	BBB+ (4)	10,724,600
	7/01/31 (Pre-refunded 7/01/10)
4,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	4,257,080
	5.500%, 10/01/32
17,670	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	11/11 at 100.00	AAA	18,557,210
	Series 2001A, 5.000%, 11/01/24 (Pre-refunded 11/01/11) – FSA Insured
3,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/08 at 102.00	AAA	3,116,100
	Project, Series 1998, 5.250%, 8/01/29 (Pre-refunded 8/01/08) – AMBAC Insured
	Solano County, California, Certificates of Participation, Series 2002:
2,415	5.250%, 11/01/22 (Pre-refunded 11/01/12) – MBIA Insured	11/12 at 100.00	AAA	2,583,060
1,625	5.250%, 11/01/23 (Pre-refunded 11/01/12) – MBIA Insured	11/12 at 100.00	AAA	1,738,084
6,555	Sweetwater Authority, California, Water Revenue Bonds, Series 2002, 5.000%, 4/01/22	4/10 at 101.00	AAA	6,838,307
	(Pre-refunded 4/01/10) – FSA Insured
5,125	University of California, Revenue Bonds, Research Facilities, Series 2001E, 5.000%, 9/01/22	9/09 at 101.00	AAA	5,325,183
	(Pre-refunded 9/01/09) – AMBAC Insured
2,000	Vista, California, Mobile Home Park Revenue Bonds, Vista Manor Mobile Home Park Project,	3/24 at 100.00	N/R (4)	2,107,320
	Series 1999A, 5.750%, 3/15/29 (Pre-refunded 3/15/24)

139,115	Total U.S. Guaranteed			147,757,846

	Utilities – 13.7% (8.8% of Total Investments)
2,000	Anaheim Public Finance Authority, California, Revenue Refunding Bonds, Electric Generating	10/12 at 100.00	AAA	2,123,340
	System, Series 2002B, 5.250%, 10/01/18 – FSA Insured
1,810	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds,	10/14 at 100.00	AAA	1,937,623
	Series 2004, 5.250%, 10/01/21 – MBIA Insured
10,350	California Pollution Control Financing Authority, Revenue Bonds, San Diego Gas and Electric	No Opt. Call	A+	11,943,590
	Company, Series 1991A, 6.800%, 6/01/15 (Alternative Minimum Tax)
4,000	Imperial Irrigation District, California, Certificates of Participation, Electric System	11/13 at 100.00	AAA	4,237,400
	Revenue Bonds, Series 2003, 5.250%, 11/01/23 – FSA Insured
5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/11 at 100.00	AAA	5,280,550
	2001A-2, 5.375%, 7/01/20 – MBIA Insured
1,200	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AAA	1,259,232
	2003A-2, 5.000%, 7/01/21 – MBIA Insured
5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AAA	5,241,900
	2005A-1, 5.000%, 7/01/31 – FSA Insured
5,225	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, Series 2001A, 5.250%,	2/11 at 100.00	AAA	5,462,633
	2/01/18 – FSA Insured
1,025	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, Series 2004A, 5.000%,	2/14 at 100.00	AAA	1,079,499
	2/01/22 – AMBAC Insured
1,260	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	1,324,764
	9/01/31 – XLCA Insured
4,360	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series	8/12 at 100.00	AAA	4,627,224
	2002Q, 5.250%, 8/15/19 – FSA Insured
3,460	Southern California Public Power Authority, Revenue Bonds, Magnolia Power Project, Series	7/13 at 100.00	AAA	3,630,786
	2003-1A, 5.000%, 7/01/20 – AMBAC Insured

44,690	Total Utilities			48,148,541

	Water and Sewer – 6.0% (3.8% of Total Investments)
1,185	Burbank, California, Wastewater System Revenue Bonds, Series 2004A, 5.000%, 6/01/24 –	6/14 at 100.00	AAA	1,237,958
	AMBAC Insured
890	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	930,344
	5.000%, 4/01/36 – MBIA Insured
1,250	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 –	4/16 at 100.00	AAA	1,315,075
	AMBAC Insured
3,750	Metropolitan Water District of Southern California, Water Revenue Bonds, Series 2004B-3,	10/14 at 100.00	AAA	3,921,788
	5.000%, 10/01/29 – MBIA Insured
2,000	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	2,140,460
1,500	Pomona Public Finance Authority, California, Revenue Bonds, Water Facilities Project, Series	5/17 at 100.00	AAA	1,572,255
	2007AY, 5.000%, 5/01/37 – AMBAC Insured
1,510	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AAA	1,587,629
	2006, 5.000%, 12/01/36 – FGIC Insured
2,525	Sacramento County Sanitation District Financing Authority, California, Revenue Refunding	No Opt. Call	AAA	2,881,656
	Bonds, Series 2001, 5.500%, 12/01/20 – AMBAC Insured
	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue
	Refunding Bonds, Series 2003A:
2,120	5.250%, 10/01/19 – MBIA Insured	4/13 at 100.00	AAA	2,255,977
2,960	5.250%, 10/01/20 – MBIA Insured	4/13 at 100.00	AAA	3,149,854

19,690	Total Water and Sewer			20,992,996

$ 534,047	Total Investments (cost $520,199,226) – 155.6%			545,695,878

	Floating Rate Obligations – (2.5)%			(8,793,000)

	Other Assets Less Liabilities – 1.7%			5,716,754

	Preferred Shares, at Liquidation Value – (54.8)%			(192,000,000)

	Net Assets Applicable to Common Shares – 100%			$350,619,632

Forward Swaps outstanding at May 31, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

JPMorgan	$34,700,000	Receive	3-Month USD-LIBOR	5.630%	Semi-Annually	7/27/07	7/27/10	$(299,979)
JPMorgan	10,600,000	Pay	3-Month USD-LIBOR	5.869	Semi-Annually	7/27/07	7/27/34	370,939
Morgan Stanley	16,900,000	Pay	3-Month USD-LIBOR	5.816	Semi-Annually	7/27/07	7/27/29	439,254

								$ 510,214

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the portfolio with a 0.00% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At May 31, 2007, the cost of investments was $511,309,193.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2007, were as follows:

Gross unrealized:
Appreciation	$25,902,808
Depreciation	(309,088)

Net unrealized appreciation (depreciation) of investments	$25,593,720

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Select Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         July 27, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        July 27, 2007

* Print the name and title of each signing officer under his or her signature.